Other Income (Expense), Net (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Jan. 01, 2011	Jan. 02, 2010
Other Income (Expense), Net [Abstract]
Interest income	$ 4,543,000	$ 2,076,000	$ 2,057,000
Interest expense	(69,954,000)	(67,372,000)	(45,603,000)
Other	(29,762,000)	(3,150,000)	(12,107,000)
Gain on Sale of Investments		4,929,000
Total other income (expense), net	(95,173,000)	(68,446,000)	(55,653,000)
Investment impairment charges		5,222,000	8,300,000
Percentage of excise tax for most purchases from Puerto Rico	4.00%
Excise tax expense	$ 28,300,000